INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
INTANGIBLE ASSETS, NET
Gross carrying amount					¥ 12,048,505
Accumulated amortization					(4,330,751)
Net carrying amount		¥ 1,277,467		$ 1,122,501	7,717,754
Amortization expenses	¥ 2,072,389	¥ 696,800	¥ 696,800
Estimated amortization expenses for the year ending 2019					2,293,568
Estimated amortization expenses for the year ending 2020					1,712,901
Estimated amortization expenses for the year ending 2021					1,712,901
Estimated amortization expenses for the year ending 2022					1,712,901
Estimated amortization expenses for the year ending 2023					285,483
Trademarks
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	5 years
Gross carrying amount					8,564,505
Accumulated amortization					(1,427,418)
Net carrying amount					7,137,087
Domain name
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	5 years	5 years
Gross carrying amount		¥ 3,484,000			3,484,000
Accumulated amortization		(2,206,533)			(2,903,333)
Net carrying amount		¥ 1,277,467			¥ 580,667